SHARE CAPITAL - Narrative - Stock options (Details) $ / shares in Units, $ in Thousands									12 Months Ended
	Mar. 20, 2024 shares $ / shares	Nov. 16, 2023 shares $ / shares	Sep. 26, 2023 shares $ / shares	Jun. 29, 2023 shares $ / shares	Nov. 16, 2022 shares $ / shares	Sep. 30, 2022 shares $ / shares	Aug. 15, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares	Mar. 31, 2024 CAD ($) shares $ / shares	Mar. 31, 2023 CAD ($) shares $ / shares	Mar. 31, 2024 shares	Mar. 31, 2022 shares	Nov. 05, 2020
Disclosure of classes of share capital [line items]
Shares available for grant, percent of total shares outstanding (up to)													20.00%
Number of share options granted in share-based payment arrangement (in shares)		25,600,000	1,210,000	11,615,000					38,445,000	2,475,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 0.56	$ 0.715	$ 0.79	$ 0.44					$ 0.69	$ 0.91
Number of share options outstanding in share-based payment arrangement									66,201,000	29,569,800	66,201,000	28,885,002
Award vesting period		2 years
Number of options held in escrow (in shares)										0	0
Share-based compensation | $									$ 13,886	$ 4,686
Immediate Vesting
Disclosure of classes of share capital [line items]
Number of options vested (in shares)				1,500,000
Share Options, Vesting, First Tranche
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)		18,850,000
Award vesting period			3 months	3 months
Number of options vested (in shares)			375,000	700,000
Share Options, Vesting, Second Tranche
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)		6,750,000
Award vesting period			6 months	1 year
Number of options vested (in shares)			200,000	100,000
Share Options, Vesting, Third Tranche
Disclosure of classes of share capital [line items]
Award vesting period			1 year	2 years
Number of options vested (in shares)			400,000	9,315,000
Share Options, Vesting, Fourth Tranche
Disclosure of classes of share capital [line items]
Award vesting period			15 months
Number of options vested (in shares)			100,000
Share Options, Vesting, Fifth Tranche
Disclosure of classes of share capital [line items]
Award vesting period			18 months
Number of options vested (in shares)			135,000
Option Expiration Period Twenty Four
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement			975,000						975,000
Option Expiration Period Thirty Seven
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement			235,000						235,000
Option Expiration Period Twenty Seven
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement		500,000							500,000
Option Expiration Period Thirty Eight
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement		25,100,000							25,100,000
Options
Disclosure of classes of share capital [line items]
Share-based compensation | $									$ 13,886	$ 4,680
Executive officers
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)		22,200,000		3,763,000
Employees
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)	20,000							65,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares								$ 1.00
Consultant
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)		500,000	1,075,000	3,076,000	200,000	270,000	800,000	500,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares					$ 0.91	$ 0.75	$ 1.00	$ 0.90
Employee
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)		1,300,000	135,000	3,991,000		245,000	20,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares						$ 1.00	$ 1.00
Director
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)		1,600,000		785,000
Consultant two
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)					375,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares					$ 0.75
Option contract | Employees
Disclosure of classes of share capital [line items]
Award vesting period	2 years							2 years
Option contract | Consultant
Disclosure of classes of share capital [line items]
Award vesting period						2 years	2 years